(19) Changes in Equity	9 Months Ended
Jun. 30, 2013
Notes
(19) Changes in Equity

(19)         CHANGES IN EQUITY

A summary of the composition of equity of the Company as of June 30, 2013, and the changes during the nine months then ended is presented in the following table:

Total Equity
Balance at September 30, 2012	$4,427,137
Issuance of common stock for:
Dividends from Series D Preferred stock	1,654,673
Services	143,724
Debt	3,156,493
Fractional shares disposed due to reverse stock split	(1,996)
Issuance of warrants to a director for services rendered	318,344
Vesting of stock options and warrants	81,407
Series D Preferred dividends	(1,033,470)
Beneficial conversion feature related to convertible debenture	15,349,074
Net loss	(6,194,027)
Balance at June 30, 2013	$17,901,359